INVESTMENTS IN EXCESS MORTGAGE SERVICING RIGHTS AT FAIR VALUE - Geographic Distribution (Details 1) (MSRs)	Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Percentage of UPB	100.00%	100.00%	[1]	100.00%	[1]
California
Percentage of UPB	31.50%	32.00%	[1]	19.40%	[1]
Florida
Percentage of UPB	9.80%	10.10%	[1]	11.10%	[1]
New York
Percentage of UPB	4.90%	4.30%	[1]
Texas
Percentage of UPB	4.00%	3.60%	[1]	6.70%	[1]
Washington
Percentage of UPB	3.90%	4.30%	[1]	3.20%	[1]
Arizona
Percentage of UPB	3.50%	3.90%	[1]	4.80%	[1]
Maryland
Percentage of UPB	3.50%	3.40%	[1]	3.10%	[1]
New Jersey
Percentage of UPB	3.30%	3.10%	[1]	3.10%	[1]
Colorado
Percentage of UPB	3.20%	3.50%	[1]
Virginia
Percentage of UPB	3.10%	3.00%	[1]	3.50%	[1]
Other US Locations
Percentage of UPB	29.30%	2.88%	[1]	39.40%	[1]
Illinois
Percentage of UPB				3.00%	[1]
Nevada
Percentage of UPB				2.70%	[1]

[1]	Based on the information provided by the loan servicer as of the most recent remittance for the respective dates.